Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Profit or loss [abstract]
Revenues		$ 20,313,818	$ 16,688,364	$ 12,555,991
Cost of revenues		(17,898,659)	(13,129,699)	(9,817,066)
Gross profit		2,415,159	3,558,665	2,738,925
Other income		1,466	4,038	96,229
Operating expenses:
Selling, general and administrative expenses		(2,215,859)	(1,889,455)	(1,758,080)
Other losses, net		(68,728)	(64,987)	(33,281)
Total operating expenses		(2,284,587)	(1,954,442)	(1,791,361)
Operating profit		132,038	1,608,261	1,043,793
Financial income		1,741	474	219
Finance costs		(97,667)	(82,766)	(23,242)
Finance costs, net		(95,926)	(82,292)	(23,023)
Profit before income taxes		36,112	1,525,969	1,020,770
Income tax expense		(63,168)	(196,252)	(22,574)
Net (loss)/profit for the year		(27,056)	1,329,717	998,196
Less: profit attributable to non-controlling interests
(Loss)/profit attributable to owners of the Company		(27,056)	1,329,717	998,196
Foreign currency translation adjustments		15,677	(516)	640
Comprehensive (loss)/income attributable to the Company’s shareholders		$ (11,379)	$ 1,329,201	$ 998,836
Earnings per share
Basic (in Dollars per share)	[1]	$ (0.003)	$ 0.18	$ 0.146
Diluted (in Dollars per share)	[1]	$ (0.003)	$ 0.18	$ 0.146
Weighted average number of shares outstanding
Basic (in Shares)	[1]	10,205,479	7,365,570	6,843,000
Diluted (in Shares)	[1]	10,205,479	7,365,570	6,843,000

[1]	The Company effected a 1:10 forward stock split on October 24, 2024, as a result, the shares issued and outstanding and per share number presented here are adjusted retrospectively.